Schedule of Assets (Held at End of Year) - (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	Thrift Plan for Hourly Employees
EBP, Plan Number	001
Entity Tax Identification Number	36-4277050
Participant maturity date	Jan. 15, 2031
Notes Receivable from Participants Various (7,102 Loans to 4,449 Participants)	$ 42,816,747
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Total	$ 42,816,747
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Participant interest rate	3.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Participant interest rate	9.25%